Commitments, Contingencies And Guarantees (Narrative) (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Item LegalMatter	Dec. 31, 2012 LegalMatter Item	Dec. 31, 2011	Dec. 31, 2010
Stockholder Litigation [Abstract]
Derivative lawsuits	2	2
Lawsuit filing date	2012-03-31	2012-03-31
Breach date	Dec. 31, 2009	Dec. 31, 2009
Binding memorandum of understanding date	Mar. 28, 2013
Stipulation of Settlement execution date	Jul. 08, 2013
Original Stipulation of Settlement 8-K filing date	Jul. 09, 2013
Settlement approval date	Sep. 09, 2013
Right to appeal expiration date	Oct. 09, 2013
Repayment demand notification date	Oct. 19, 2013
Demand repayment amount	$ 200,000,000
Repayment date	Nov. 08, 2013
Declared dividend	200,000,000
Dividend payment date	Nov. 08, 2013
Note amendment date	Oct. 23, 2013
Dividend declaration 8-K filing date	Oct. 21, 2013
Note amendment 8-K filing date	Oct. 23, 2013
Lawsuit date	Dec. 31, 2008	Dec. 31, 2008
Settlement agreement date	Nov. 30, 2006	Nov. 30, 2006
Ruling date	Jan. 31, 2010	Jan. 31, 2010
Conversion from static to digital	83	83
Upholding date	Dec. 10, 2012	Oct. 30, 2012
Review request date	2013-01-22
Review denial date	2013-02-27
Invalidation date	Apr. 12, 2013
Digital modernization permits issued to Company	82
Digital modernization permits issued to competitor	13
Turn off date	Apr. 15, 2013
Further proceedings conducted date	Apr. 16, 2013
Permitting history request date	Sep. 16, 2013
Evidentiary hearing scheduled date	Nov. 08, 2013
Attorney's fees motion hearing date	Dec. 11, 2013
Surety bonds outstanding	53,100,000	50,000,000
Commercial standby letters of credit outstanding	121,000,000	137,700,000
Cash securing letters of credit	36,300,000	70,700,000
Letters of credit as collateral	2,000,000	5,000,000
Outstanding bank guarantees related to international subsidiaries	51,400,000	51,800,000
Cash collateral of bank guarantees	13,700,000	4,600,000
Maximum aggregate contingency subject to performance requirements of the seller		30,000,000
Rent expense		1,140,000,000	1,160,000,000	1,100,000,000
Period state taxing authority seeks to impose value added tax retroactively		Period from December 31, 2001 through January 31, 2006
Payment of income tax expense due to settlement		$ 10,900,000
Special litigation committee formation date		Apr. 04, 2012
Motion to stay filing date		Jun. 20, 2012
Motion for an expedited trial filing date		Jun. 27, 2012
Motion to stay grant date		Jul. 23, 2012
Motion to extend the stay filing date		Jan. 23, 2013
Motion, extending the stay grant date		Jan. 24, 2013
Written ruling issue date		December 10, 2012
Motion for rehearing filing date		Dec. 26, 2012
Petition requesting review of the matter, filing date		Jan. 22, 2013
Period 1 [Member]
Stockholder Litigation [Abstract]
Date on or about which the company received notices of infraction		Jul. 12, 2006
Period 2 [Member]
Stockholder Litigation [Abstract]
Date on or about which the company received notices of infraction		Apr. 12, 2007